Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance Table
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid (“CAP”) to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average CAP to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(7)	Net Revenue (millions)(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
FY23	$13,646,142	$8,374,448	$4,356,720	$3,125,074	$135.09	$107.36	$310.2	$5,564.5
FY22	$16,630,540	$14,380,833	$5,212,505	$2,945,996	$142.13	$95.61	$471.0	$5,301.2
FY21	$11,870,290	$26,615,099	$3,963,437	$8,587,668	$154.61	$127.87	$252.7	$4,735.4
FY20	$11,420,651	$8,165,729	$3,445,381	$2,562,896	$94.66	$122.04	$257.8	$4,445.1

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Rahim (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of  “compensation actually paid” to Mr. Rahim, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or received by Mr. Rahim during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rahim’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
FY23	$13,646,142	$11,835,849	$6,564,155	$8,374,448
FY22	$16,630,540	$14,713,659	$12,463,952	$14,380,833
FY21	$11,870,290	$9,774,868	$24,519,677	$26,615,099
FY20	$11,420,651	$9,658,395	$6,403,473	$8,165,729

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from End of the Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
FY23	$8,552,270	$(1,777,587)	$—	$(210,528)	$—	$—	$6,564,155
FY22	$11,813,496	$1,091,751	$—	$(441,295)	$—	$—	$12,463,952
FY21	$14,673,782	$9,323,142	$—	$522,754	$—	$—	$24,519,677
FY20	$6,993,184	$(9,863)	$—	$(579,848)	$—	$—	$6,403,473

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Rahim, who has served as our CEO since 2014) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Rahim) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Manoj Leelanivas, Kenneth Miller, Robert Mobassaly, and Christopher Kaddaras, (ii) for 2022, Manoj Leelanivas, Kenneth Miller, Robert Mobassaly, Christopher Kaddaras, and Marcus Jewell; (iii) for 2021, Anand Athreya, Manoj Leelanivas, Kenneth Miller, and Marcus Jewell; and (iv) for 2020, Anand Athreya, Manoj Leelanivas, Brian Martin, and Kenneth Miller.

(4)
The dollar amounts reported in column (e) represent the average amount of  “compensation actually paid” to the NEOs as a group (excluding Mr. Rahim), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Rahim) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Rahim) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
FY23	$4,356,720	$3,324,489	$2,092,843	$3,125,074
FY22	$5,212,505	$4,457,713	$2,191,204	$2,945,996
FY21	$3,963,437	$3,012,829	$7,637,061	$8,587,668
FY20	$3,445,381	$2,654,157	$1,771,673	$2,562,896

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from End of the Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
FY23	$2,606,464	$(364,246)	$—	$(149,375)	$—	$—	$2,092,843
FY22	$3,392,943	$(962,644)	$—	$(239,095)	$—	$—	$2,191,204
FY21	$4,482,812	$2,909,642	$—	$244,607	$—	$—	$7,637,061
FY20	$2,016,641	$(50,984)	$—	$(193,985)	$—	$—	$1,771,673

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the applicable measurement period and December 31, 2019 by the Company’s share price at December 31, 2019, the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Telecommunications Index.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
Net Revenue is calculated in accordance with GAAP. While we use numerous financial and non-financial performance measures to evaluate performance under the Company’s compensation programs, net revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Net Revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Rahim (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Rahim, who has served as our CEO since 2014) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Rahim) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Manoj Leelanivas, Kenneth Miller, Robert Mobassaly, and Christopher Kaddaras, (ii) for 2022, Manoj Leelanivas, Kenneth Miller, Robert Mobassaly, Christopher Kaddaras, and Marcus Jewell; (iii) for 2021, Anand Athreya, Manoj Leelanivas, Kenneth Miller, and Marcus Jewell; and (iv) for 2020, Anand Athreya, Manoj Leelanivas, Brian Martin, and Kenneth Miller.

Peer Group Issuers, Footnote
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the applicable measurement period and December 31, 2019 by the Company’s share price at December 31, 2019, the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Telecommunications Index.

PEO Total Compensation Amount	$ 13,646,142	$ 16,630,540	$ 11,870,290	$ 11,420,651
PEO Actually Paid Compensation Amount	$ 8,374,448	14,380,833	26,615,099	8,165,729
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of  “compensation actually paid” to Mr. Rahim, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or received by Mr. Rahim during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rahim’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
FY23	$13,646,142	$11,835,849	$6,564,155	$8,374,448
FY22	$16,630,540	$14,713,659	$12,463,952	$14,380,833
FY21	$11,870,290	$9,774,868	$24,519,677	$26,615,099
FY20	$11,420,651	$9,658,395	$6,403,473	$8,165,729

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from End of the Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
FY23	$8,552,270	$(1,777,587)	$—	$(210,528)	$—	$—	$6,564,155
FY22	$11,813,496	$1,091,751	$—	$(441,295)	$—	$—	$12,463,952
FY21	$14,673,782	$9,323,142	$—	$522,754	$—	$—	$24,519,677
FY20	$6,993,184	$(9,863)	$—	$(579,848)	$—	$—	$6,403,473

Non-PEO NEO Average Total Compensation Amount	$ 4,356,720	5,212,505	3,963,437	3,445,381
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,125,074	2,945,996	8,587,668	2,562,896
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Rahim, who has served as our CEO since 2014) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Rahim) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Manoj Leelanivas, Kenneth Miller, Robert Mobassaly, and Christopher Kaddaras, (ii) for 2022, Manoj Leelanivas, Kenneth Miller, Robert Mobassaly, Christopher Kaddaras, and Marcus Jewell; (iii) for 2021, Anand Athreya, Manoj Leelanivas, Kenneth Miller, and Marcus Jewell; and (iv) for 2020, Anand Athreya, Manoj Leelanivas, Brian Martin, and Kenneth Miller.

(4)
The dollar amounts reported in column (e) represent the average amount of  “compensation actually paid” to the NEOs as a group (excluding Mr. Rahim), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Rahim) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Rahim) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
FY23	$4,356,720	$3,324,489	$2,092,843	$3,125,074
FY22	$5,212,505	$4,457,713	$2,191,204	$2,945,996
FY21	$3,963,437	$3,012,829	$7,637,061	$8,587,668
FY20	$3,445,381	$2,654,157	$1,771,673	$2,562,896

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from End of the Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
FY23	$2,606,464	$(364,246)	$—	$(149,375)	$—	$—	$2,092,843
FY22	$3,392,943	$(962,644)	$—	$(239,095)	$—	$—	$2,191,204
FY21	$4,482,812	$2,909,642	$—	$244,607	$—	$—	$7,637,061
FY20	$2,016,641	$(50,984)	$—	$(193,985)	$—	$—	$1,771,673

Compensation Actually Paid vs. Total Shareholder Return
The following graph shows that the amount of compensation actually paid to our CEO and the average amount of compensation actually paid to our non-CEO NEOs as a group is generally aligned with the Company’s cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because equity awards comprise a significant portion of the compensation actually paid to the CEO and other NEOs. As described in more detail in the section “Executive Compensation — Compensation Discussion and Analysis — Appropriate Pay Mix,” the Company targets that approximately 83% of the value of total compensation awarded to the CEO and approximately 76% of the value of total compensation awarded to the other NEOs who served for all of FY23 is composed of equity awards, including restricted stock units, performance-based restricted stock units and stock options.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph shows the amount of compensation actually paid to Mr. Rahim compared to the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Rahim) from 2020 through fiscal 2023. While we do not use net income specifically as a performance measure in the overall executive compensation program, it is strongly correlated with Non-GAAP EPS, which we use as a metric for performance-based equity awards, as described in more detail in the section “Executive Compensation — Compensation Discussion and Analysis”.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue
As shown by the following graph, the amount of compensation actually paid to Mr. Rahim and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Rahim) is generally aligned with our net revenue over the four years presented in the table. While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, net revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance. We use net revenue when setting goals in our short-term incentive compensation program, as well as for setting goals for the performance-based RSUs that are awarded to our NEOs, as described in more detail in the section “Executive Compensation — Compensation Discussion and Analysis.”

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company vs. Peer Group
In this Pay vs. Performance section, the Company’s peer group is the Nasdaq Telecommunications Index, which we use for purposes of Item 201(e)(ii) of Regulation S-K. The performance graph below shows the cumulative total stockholder return over a four-year period assuming the investment of $100 on December 31, 2019, in each of Juniper Networks’ common stock and the Nasdaq Telecommunications Index. Total stockholder return assumes reinvestment of all dividends.

Tabular List, Table
Financial Performance Measures
The most important financial performance measures we used to link executive compensation to Company performance during FY23 were:
•
Revenue

Non-GAAP Earnings per Share

Software Revenue

Relative TSR (as compared to a peer group of companies established by the Compensation Committee)

Total Shareholder Return Amount	$ 135.09	142.13	154.61	94.66
Peer Group Total Shareholder Return Amount	107.36	95.61	127.87	122.04
Net Income (Loss)	$ 310,200,000	$ 471	$ 252.7	$ 257.8
Company Selected Measure Amount	5,564,500,000	5,301.2	4,735.4	4,445.1
PEO Name	Mr. Rahim
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(8)
Net Revenue is calculated in accordance with GAAP. While we use numerous financial and non-financial performance measures to evaluate performance under the Company’s compensation programs, net revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Earnings per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Software Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR (as compared to a peer group of companies established by the Compensation Committee
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,835,849)	$ (14,713,659)	$ (9,774,868)	$ (9,658,395)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,564,155	12,463,952	24,519,677	6,403,473
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,552,270	11,813,496	14,673,782	6,993,184
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,777,587)	1,091,751	9,323,142	(9,863)
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(210,528)	(441,295)	522,754	(579,848)
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,092,843
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,324,489)	(4,457,713)	(3,012,829)	(2,654,157)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,092,843	2,191,204	7,637,061	1,771,673
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,606,464	3,392,943	4,482,812	2,016,641
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(364,246)	(962,644)	2,909,642	(50,984)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,375)	(239,095)	244,607	(193,985)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount